Financial instruments	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
The Group’s financial instruments consist of financial liabilities, including preferred shares, convertible notes, warrants and loans payable, as well as financial assets classified as assets held at fair value.
Fair Value Process
For financial instruments measured at fair value under IFRS 9 the change in the fair value is reflected through profit and loss. Using the guidance in IFRS 13, the total business enterprise value and allocable equity of each entity being valued was determined using a discounted cash flow income approach, replacement cost/asset approach, market/asset - PWERM approach, or market backsolve approach through a recent arm’s length financing round. The approaches, in order of strongest fair value evidence, are detailed as follows:

Valuation Method	Description
Market – Backsolve	The market backsolve approach benchmarks the original issue price (OIP) of the company’s latest funding transaction as current value.
Market/Asset – PWERM	Under a PWERM, the company value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise. An Asset approach may be included as an expected future outcome within the PWERM method. Possible future outcomes can include IPO scenarios, potential SPAC transactions, merger and acquisition transactions as well as other similar exit transactions of the investee.
Income Based – DCF	The income approach is used to estimate fair value based on the income streams, such as cash flows or earnings, that an asset or business can be expected to generate.
Asset/Cost	The asset/cost approach considers reproduction or replacement cost as an indicator of value.
As of December 31, 2021 and 2020, at each measurement date, the total fair value of preferred shares and warrants, including embedded conversion rights that are not bifurcated, was determined using the following allocation methods: option pricing model (“OPM”), Probability-Weighted Expected Return Method ("PWERM"), or Hybrid allocation framework. The methods are detailed as follows:

Allocation Method	Description
OPM	The OPM model treats preferred stock as call options on the enterprise’s equity value, with exercise prices based on the liquidation preferences of the preferred stock.

PWERM	Under a PWERM, share value is based upon the probability-weighted present value of expected future investment returns, considering each of the possible future outcomes available to the enterprise, as well as the rights of each share class.
Hybrid	The hybrid method (“HM”) is a combination of the PWERM and OPM. Under the hybrid method, multiple liquidity scenarios are weighted based on the probability of the scenarios occurrence, similar to the PWERM, while also utilizing the OPM to estimate the allocation of value in one or more of the scenarios.
Valuation policies and procedures are regularly monitored by the Company’s finance group. Fair value measurements, including those categorized within Level 3, are prepared and reviewed on their issuance date and then on an annual basis for reasonableness and compliance with the fair value measurements guidance under IFRS. The Group measures fair values using the following fair value hierarchy that reflects the significance of the inputs used in making the measurements:

Fair Value Hierarchy Level	Description
Level 1	Inputs that are quoted market prices (unadjusted) in active markets for identical instruments.
Level 2	Inputs other than quoted prices included within Level 1 that are observable either directly (i.e. as prices) or indirectly (i.e. derived from prices).
Level 3	Inputs that are unobservable. This category includes all instruments for which the valuation technique includes inputs not based on observable data and the unobservable inputs have a significant effect on the instrument’s valuation.
Whilst the Group considers the methodologies and assumptions adopted in fair value measurements as supportable, reasonable and robust, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investment existed.
COVID-19 Consideration
At December 31, 2021, the Group assessed certain key assumptions within the valuation of its unquoted instruments and considered the impact of the COVID-19 pandemic on all unobservable inputs (Level 3). The assumptions considered with respect to COVID-19 included but were not limited to the following: exit scenarios and timing, discount rates, revenue assumptions as well as volatilities. The Group views any impact of the COVID-19 pandemic on its unquoted instruments as immaterial as of December 31, 2021.
Subsidiary Preferred Shares Liability and Subsidiary Convertible Notes
The following table summarizes the changes in the Group’s subsidiary preferred shares and convertible note liabilities measured at fair value, which were categorized as Level 3 in the fair value hierarchy:

	Subsidiary Preferred Shares $000s	Subsidiary Convertible Notes $000s
Balance at January 1, 2019	217,519	9,333
Value at issuance	51,048	1,607
Conversion to preferred	4,894	(4,894)
Conversion to common	—	(2,418)
Deconsolidation	(207,346)	(5,017)
Change in fair value	33,636	1,389
Finance Costs	1,458	—
Other	(112)	—
Cash distribution	(108)	—
Balance at December 31, 2019 and January 1, 2020	100,989	—
Value at issuance	13,750	25,000
Change in fair value	4,234	—
Balance at December 31, 2020 and January 1, 2021	118,972	25,000
Value at issuance	37,610	2,215
Conversion to subsidiary preferred shares	25,797	(25,797)
Accrued interest – contractual	—	867
Change in fair value	(8,362)	175
Balance at December 31, 2021	174,017	2,461
The change in fair value of preferred shares and convertible notes are recorded in Finance income/(costs) – fair value accounting in the Consolidated Statements of Comprehensive Income/(Loss).
The table below sets out information about the significant unobservable inputs used at December 31, 2021, in the fair value measurement of the Group’s material subsidiary preferred shares liabilities categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2021	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
148,796	Market/Asset – PWERM & Hybrid allocation	Estimated time to exit	0.93	Fair value increase
		Discount rate	30.0%
		Volatility	95.0%
11,860	Income – DCF & OPM allocation	Estimated time to exit	2.94	Fair value decrease
		Probability of Success	76.5%
		Discount rate	21.9%	Fair value increase
		Terminal value growth rate	(1.3)%	Fair value decrease
		Volatility	57.1%
13,362	Market – Backsolve & OPM allocation	Estimated time to exit	2.00	Fair value increase
		Volatility	40.0%
Subsidiary Preferred Shares Sensitivity
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s subsidiary preferred shares liabilities (Please refer to Note 15):

Input	Subsidiary Preferred Share Liability
As of December 31, 2021	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Subsidiary Enterprise Value	-2%	(3,041)
	+2%	3,140
Time to Liquidity	'-6 Months	5,934
	'+6 Months	(6,838)
Volatility	-10%	737
	+10%	(682)
Discount Rate	-5%	10,575
	+5%	(6,068)
Subsidiary Convertible Notes
Vedanta issued convertible promissory notes in December 2020 and Sonde issued convertible notes in April 2021 and November 2021 (collectively the “Notes”). See Note 17 Subsidiary Notes payable for further details. The Notes contain one or more embedded derivatives. The Company elected to account for these Notes as FVTPL liabilities, whereby the embedded derivatives are not bifurcated but rather the Notes are recorded at fair value with changes in fair value recorded in the Finance Income (Cost) line item in the Consolidated statement of comprehensive income (loss).
In July 2021 the entire convertible note issued by Vedanta was converted into Vedanta Series D preferred shares - see Note 15 for further details.
The aggregate fair value of the Sonde Notes was determined to be approximately $2.5 million at December 31, 2021. The valuations of the Notes were each categorized as Level 3 in the fair value hierarchy. In estimating the fair value of these Notes, a probability-weighted methodology was utilized, whereby the Notes’ expected returns under various Note-specific liquidity scenarios were analyzed and weighted to arrive at a probability-adjusted fair value at December 31, 2021. The significant unobservable input used at December 31, 2021, in the fair value measurement of Sonde’s convertible notes constituted the estimated time to exit, which was 0.59 years.
Financial Assets Held at Fair Value
Karuna and Vor Valuation
Karuna (Nasdaq: KRTX) and Vor (Nasdaq: VOR) and additional immaterial investments are listed entities on an active exchange and as such the fair value for the year ended December 31, 2021, was calculated utilizing the quoted common share price. Please refer to Note 5 for further details.
Akili and Gelesis
In accordance with IFRS 9, the Company accounts for its preferred share investments in Akili and Gelesis as financial assets held at fair value through the profit and loss. During the year ended December 31, 2021, the Company recorded its investment in such preferred shares at fair value and recognized the change in fair value of such investments as a gain of $66.7 million that was recorded to the Consolidated Statements of Comprehensive Income/(Loss) in the line item Gain/(loss) on investments held at fair value.
The following table summarizes the changes in the Group’s investments held at fair value, which were categorized as Level 3 in the fair value hierarchy:

$'000s
Balance at January 1, 2019	85,163
Deconsolidation of Vor	12,028
Deconsolidation of Karuna	77,373
Deconsolidation of Gelesis	49,170
Reclass of Karuna to Associate	(118,006)
Gain/(Loss) on changes in fair value	48,867
Issuance of note receivable	6,480

Conversion of note receivable	(6,630)
Balance at December 31, 2019 and January 1, 2020	154,445
Cash purchase of Gelesis preferred shares (please refer to Note 6)	10,000
Cash purchase of Vor preferred shares	1,150
Gain/(Loss) on changes in fair value	41,297
Balance at January 1, 2021 before allocation of associate loss to long-term interest	206,892
Cash purchase of Vor preferred shares	500
Reclassification of Vor from level 3 to level 1	(33,365)
Gain/(Loss) on changes in fair value	65,505
Balance as of December 31, 2021 before allocation of associate loss to long-term interest	239,533
Share of associate loss allocated to long-term interest (please refer to Note 5)	(96,709)
Balance as of December 31, 2021 after allocation of associate loss to long-term interest	142,824
The change in fair value of investments held at fair value are recorded in Gain/(loss) on investments held at fair value in the Consolidated Statements of Comprehensive Income/(Loss).
The table below sets out information about the significant unobservable inputs used at December 31, 2021, in the fair value measurement of the Group’s material investments held at fair value categorized as Level 3 in the fair value hierarchy:

Fair Value at December 31, 2021	Valuation Technique	Unobservable Inputs	Weighted Average	Sensitivity to Decrease in Input
238,231	Market – PWERM & Hybrid allocation	Estimated time to exit (*)	0.76	Fair value increase
		Discount rate	20.0%
		Volatility	62.0%
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s investments held at fair value (Please refer to Note 5):

Input	Investments Held at Fair Value
As of December 31, 2021	Sensitivity Range	Financial Asset Increase/(Decrease) $000s
Investee Enterprise Value	-2%	(4,559)
	+2%	4,652
Time to Liquidity (*)	'-6 Months	11,828
	'+6 Months	(14,691)
Discount Rate	-5%	3,842
	+5%	(3,408)
(*)    Gelesis investment in preferred shares was excluded from the sensitivity calculation with regard to the time to liquidity as changing the time to liquidity in the Gelesis valuation would result in an unreasonable assumption leading to an unreasonable alternative value considering the circumstances on the financial reporting date.

Warrants
Warrants issued by subsidiaries within the Group are classified as liabilities, as they will be settled in a variable number of preferred shares. The following table summarizes the changes in the Group’s subsidiary warrant liabilities, which were categorized as Level 3 in the fair value hierarchy:

Subsidiary Warrant Liability $000s
Balance at January 1, 2019	13,012
Warrant Issuance	4,706
Gelesis Deconsolidation	(21,611)
Change in fair value	11,890
Balance at December 31, 2019 and January 1, 2020	7,997
Warrant Issuance	92
Change in fair value	117
Balance at December 31, 2020 and January 1, 2021	8,206
Change in fair value - finance costs (income)	(1,419)
Balance at December 31, 2021	6,787
The change in fair value of warrants are recorded in Finance income/(costs) – fair value accounting in the Consolidated Statements of Comprehensive Income/(Loss).
In connection with various amendments to its 2010 Loan and Security Agreement, Follica issued Series A-1 preferred share warrants at various dates in 2013 and 2014. Each of the warrants has an exercise price of $0.14 and a contractual term of ten years from the date of issuance. In 2017, in conjunction with the issuance of convertible notes, the exercise price of the warrants was adjusted to $0.07 per share.
In connection with the September 2, 2020 Oxford Finance LLC loan issuance, Vedanta also issued Oxford Finance LLC 12,886 Series C-2 preferred share warrants with an exercise price of $23.28 per share, expiring September 2030.
The $6.8 million warrant liability at December 31, 2021, was largely attributable to the outstanding Follica preferred share warrants.
The table below sets out the weighted average of significant unobservable inputs used at December 31, 2021, with respect to determining the fair value of the Group's warrants categorized as Level 3 in the fair value hierarchy:

Assumption/Input	Warrants
Expected term	1.66
Expected volatility	49.1%
Risk free interest rate	0.7%
Expected dividend yield	—%
Estimated fair value of the preferred share	$2.72
The following summarizes the sensitivity from the assumptions made by the Company with respect to the significant unobservable inputs which are categorized as Level 3 in the fair value hierarchy and used in the fair value measurement of the Group’s warrant liabilities:

Input	Warrant Liability
As at December 31, 2021	Sensitivity Range	Financial Liability Increase/(Decrease) $000s
Discount Rate used in the calculation of estimated fair value of the preferred share	-5%	8,390
	+5%	(4,222)
Short-term Note from Associate
On December 7, 2021, Gelesis issued PureTech a $15.0 million note to be repaid the earlier of three business days after the closing of the business combination of Gelesis with Capstar Special Acquisition Corp ("Capstar"), or 30 days following the termination of such business combination. In the event of the business combination termination, the Company, who represented the majority of the note holders, could have elected to convert the note at the next equity financing at a discount of 25% from the financing price. The note bears interest at a rate of 10% per annum.
The note was repaid by Gelesis in January 2022 due to the closing of the business combination between Gelesis and Capstar on January 13, 2022.
The Note is measured at fair value in accordance with IFRS 9 with changes in fair value recorded as profit or loss in the Consolidated Statement of Comprehensive Income/(Loss). The fair value as of December 31, 2021, of $15.1 million approximated the note's contractual amount and the change in fair value from issuance date to December 31, 2021, was not material.
Fair Value Measurement and Classification
The fair value of financial instruments by category at December 31, 2021 and 2020:

	2021
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1]	432,649	—	432,649	—	—	432,649
Short-term note from associate	15,120	—	—	—	15,120	15,120
Investments held at fair value[2]	493,888	—	254,355	—	239,533	493,888
Trade and other receivables[3]	3,174	—	—	3,174	—	3,174
Total financial assets	944,832	—	687,005	3,174	254,653	944,832
Financial liabilities:
Subsidiary warrant liability	—	6,787	—	—	6,787	6,787
Subsidiary preferred shares	—	174,017	—	—	174,017	174,017
Subsidiary notes payable	—	3,916	—	1,330	2,586	3,916
Share based liability awards	—	7,362	6,081	—	1,281	7,362
Total financial liabilities	—	192,082	6,081	1,330	184,671	192,082
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 5).
3    Outstanding receivables are owed primarily by government agencies, virtually all of which are investment grade.

	2020
	Carrying Amount		Fair Value
	Financial Assets $000s	Financial Liabilities $000s	Level 1 $000s	Level 2 $000s	Level 3 $000s	Total $000s
Financial assets:
Money Markets[1]	394,143	—	394,143	—	—	394,143
Investments held at fair value[2]	553,167	—	346,275	—	206,892	553,167
Loans and receivables:
Trade and other receivables[3]	2,558	—	—	2,558	—	2,558
Total financial assets	949,867	—	740,417	2,558	206,892	949,867

Financial liabilities:
Subsidiary warrant liability	—	8,206	—	—	8,206	8,206
Subsidiary preferred shares	—	118,972	—	—	118,972	118,972
Subsidiary notes payable	—	26,455	—	1,330	25,125	26,455
Total financial liabilities	—	153,633	—	1,330	152,303	153,633
1    Issued by a diverse group of corporations, largely consisting of financial institutions, virtually all of which are investment grade.
2    Balance prior to share of associate loss allocated to long-term interest (please refer to Note 5).
3    Outstanding receivables are owed primarily by corporations and government agencies, virtually all of which are investment grade.